THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary): | THE HARTFORD STRATEGIC INCOME FUND
THE HARTFORD STRATEGIC INCOME FUND

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD STRATEGIC INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Strategic Income Fund (the “Fund”).  Accordingly, as of April 2, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund and lower contractual expense limitations will apply to each class of the Fund’s shares.

Additionally, the frequency of the declaration of dividends for the Fund will be reduced to once per month.

Sub-Adviser, Management Fee and Contractual Expense Limitation Changes

Accordingly, as of April 2, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD STRATEGIC INCOME FUND (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1],[2]	5.00%	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none	none
[1]	under $1 million invested
[2]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD STRATEGIC INCOME FUND		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees	[1]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%		0.50%	0.25%
Other expenses		0.18%	0.23%	0.16%	0.16%	0.28%	0.23%	0.18%	0.08%
Total annual fund operating expenses		0.98%	1.78%	1.71%	0.71%	1.33%	1.03%	0.73%	0.63%
Fee waiver and/or expense reimbursement	[1][2]	(0.03%)	(0.08%)	(0.01%)	(0.01%)	(0.08%)	(0.08%)	(0.08%)	(0.03%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	0.95%	1.70%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:0.95% (Class A), 1.70% (Class B), 1.70% (Class C), 0.70% (Class I), 1.25% (Class R3), 0.95% (Class R4), 0.65% (Class R5) and 0.60% (Class Y).In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                   Your investment has a 5% return each year

•                   The Fund’s operating expenses remain the same

•                   You reinvest all dividends and distributions

•                   You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example THE HARTFORD STRATEGIC INCOME FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	543	745	965	1,595
Class B	673	852	1,157	1,877
Class C	273	538	927	2,019
Class I	72	226	394	882
Class R3	127	414	721	1,594
Class R4	97	320	561	1,252
Class R5	66	225	398	899
Class Y	61	199	348	783

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD STRATEGIC INCOME FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	543	745	965	1,595
Class B	173	552	957	1,877
Class C	173	538	927	2,019
Class I	72	226	394	882
Class R3	127	414	721	1,594
Class R4	97	320	561	1,252
Class R5	66	225	398	899
Class Y	61	199	348	783

2.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities that the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), considers to be attractive from a yield perspective while considering total return.  The Fund normally invests in non-investment grade debt securities (also known as “junk bonds”), highly rated securities and foreign securities, including those from emerging markets.  The Fund may invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, securitized debt (such as mortgage-backed and asset-backed securities), convertible securities, preferred stock, and common stock.  The Fund may utilize derivatives including futures contracts, swaps and options, to manage portfolio risk, for efficient replication of securities the Fund could buy or for other investment purposes.  The Fund will generally hold a diversified portfolio of investments in various sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.  The Fund may trade securities actively and may invest in debt securities of any maturity.

3.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the heading “SUMMARY SECTION — MAIN RISKS” in the Prospectus, the following risk is added:

Swap Agreements Risk — A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

4.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser